Commissions and fees (Details) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Commissions and fees
Commissions and fees	SFr 2,230	SFr 2,601	SFr 3,158	SFr 4,831	SFr 6,895
Lending business
Commissions and fees
Commissions and fees	360	435	484	795	1,000
Investment and portfolio management
Commissions and fees
Commissions and fees	780	828	891	1,608	1,752
Other securities business
Commissions and fees
Commissions and fees	16	13	15	29	28
Fiduciary business
Commissions and fees
Commissions and fees	796	841	906	1,637	1,780
Underwriting
Commissions and fees
Commissions and fees	125	239	626	364	1,615
Brokerage
Commissions and fees
Commissions and fees	587	690	694	1,277	1,603
Underwriting and brokerage
Commissions and fees
Commissions and fees	712	929	1,320	1,641	3,218
Other services
Commissions and fees
Commissions and fees	SFr 362	SFr 396	SFr 448	758	897
Bank
Commissions and fees
Commissions and fees				4,806	6,926
Bank | Lending business
Commissions and fees
Commissions and fees				791	997
Bank | Investment and portfolio management
Commissions and fees
Commissions and fees				1,578	1,699
Bank | Other securities business
Commissions and fees
Commissions and fees				29	29
Bank | Fiduciary business
Commissions and fees
Commissions and fees				1,607	1,728
Bank | Underwriting
Commissions and fees
Commissions and fees				370	1,664
Bank | Brokerage
Commissions and fees
Commissions and fees				1,277	1,624
Bank | Underwriting and brokerage
Commissions and fees
Commissions and fees				1,647	3,288
Bank | Other services
Commissions and fees
Commissions and fees				SFr 761	SFr 913